Income Tax - Gross Deferred Tax Assets on Tax Loss Carryforwards and Investment Credits Expiration (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
2021	$ 4
2022	7
2023	5
2024	4
2025	13
Thereafter	669
Total	$ 702	$ 612